S000058964 [Member] Expense Example, No Redemption - Carillon Chartwell Small Cap Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 586
Expense Example, No Redemption, 3 Years	820
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	1,795
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	290
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	2,190
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 990